Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurements (Tables) [Line Items]
Schedule of assets that are measured at fair value on a recurring basis
	Level	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$230,021,238

Liabilities:
Warrant liability – Public Warrants	1	$7,585,400
Warrant liability – Private Placement Warrants	3	$10,920,000

Schedule of binomial lattice model for warrants
	January 28, 2021 (Initial Measurement)		December 31, 2021
Input	Public Warrants	Private Warrants	Private Warrants
Market price of public shares	$9.61	$9.61	9.84
Risk-free rate	1.00%	1.00%	1.23%
Dividend yield	0.00%	0.00%	0.00%
Exercise price	$11.50	$11.50	11.50
Effective expiration date	6/12/26	6/12/26	10/29/26
One-touch hurdle	$18.13

Schedule of changes in the fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities
Initial measurement on January 28, 2021	$4,740,000	$8,970,000	$13,710,000
Change in fair value	6,180,000	(2,070,000)	4,110,000
Transfer to Level 1	—	(6,900,000)	(6,900,000)
Fair value as of December 31, 2021	$10,920,000	$—	$10,920,000

Blade Therapeutics, Inc. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of changes in the fair value of warrant liabilities
Balance as of December 31, 2019	$3,389
Payment of qualifying indemnification expenses	(63)
Change in fair value	(220)
Settlement in Series C-1 convertible preferred stock	(3,063)
Settlement in cash	(43)
Balance as of December 31, 2020	$—

Schedule of financial assets and liabilities measured and recognized at fair value
	December 31, 2020
	Level 1	Level 2	Level 3	Fair Value
	(in thousands)
Assets:
Cash and cash equivalents
Money market funds	$1,613	$—	$—	$1,613
Total financial assets	$1,613	$—	$—	$1,613

Liabilities:
Contingent Consideration	$—	$—	$6,432	$6,432
Convertible Notes at fair value	—	—	23,410	23,410
Warrant Liability	—	—	630	630
Total financial liabilities	$—	$—	$30,472	$30,472
	December 31, 2021
	Level 1	Level 2	Level 3	Fair Value
	(in thousands)
Assets:
Cash and cash equivalents
Money market funds	$1,972	$—	$—	$1,972
Total financial assets	$1,972	$—	$—	$1,972

Liabilities:
Contingent Consideration	$—	$—	$7,011	$7,011
Convertible Notes at fair value	—	—	46,360	46,360
Warrant Liability	—	—	3,135	3,135
Total financial liabilities	$—	$—	$56,506	$56,506

Schedule of changes in the fair value of the contingent consideration
Balance as of December 31, 2019	$5,394
Change in fair value	1,038
Balance as of December 31, 2020	$6,432
Change in fair value	579
Balance as of December 31, 2021	$7,011

Schedule of provides the changes in the fair value of the convertible notes
Balance as of December 31, 2019	$—
Proceeds from issuance 2020 convertible notes and warrants	20,716
Proceeds allocated to 2020 common stock warrants at fair value	(630)
Interest expense accrued	647
Change in fair value of convertible notes	2,677

Balance as of December 31, 2020	$23,410
Proceeds from issuance 2021 convertible notes and warrants	20,000
Proceeds allocated to 2021 common stock warrants and tranche obligation at fair value	(1,692)
Interest expense accrued	2,145
Change in fair value of convertible notes	2,497

Balance as of December 31, 2021	$46,360

Schedule of assumptions used for the valuation of the warrants
December 31,
	2020	2021
Risk-free interest rate	0.09% – 0.34%	0.10% – 0.49%
Weighted-average expected term (years)	0.75 – 4.80	1.20 – 1.51
Weighted-average expected volatility	87.4% – 88.2%	86.4% – 87.5%
Dividend yield	—%	—%
	Year ended December 31, 2021
Risk-free interest rate	0.02% –	0.05%
Weighted-average expected term (years)	0.25
Weighted-average expected volatility	25.0%
Dividend yield	—%

Schedule of change in fair value of the 2020 and 2021 Warrants
Balance as of December 31, 2019	$—
Issuance of 2020 warrants	630
Balance as of December 31, 2020	$630
Issuance of 2021 warrants	1,644
Change in fair value of the 2020 and 2021 Warrants	861
Balance as of December 31, 2021	$3,135

Schedule of change in fair value of the 2021 Convertible Note tranche obligation
Initial recognition of tranche obligation upon issuance of 2021 Convertible Notes	$48
Change in fair value	44
Extinguishment of tranche obligation	(92)
Balance as of December 31, 2021	$—